Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 44.56%
FHLMC (12 Month LIBOR +1.65%) ±	2.35%	3-1-2043	$992,884	$ 1,047,193
FHLMC	2.50	11-1-2028	4,421,522	4,650,646
FHLMC (12 Month LIBOR +1.76%) ±	2.59	12-1-2042	1,465,970	1,554,665
FHLMC (12 Month LIBOR +1.64%) ±	2.83	5-1-2049	21,703,408	22,663,342
FHLMC (12 Month LIBOR +1.64%) ±	2.84	7-1-2047	2,850,098	2,983,103
FHLMC	3.00	10-1-2032	11,573,687	12,334,061
FHLMC (12 Month LIBOR +1.85%) ±	3.25	5-1-2042	947,519	1,004,633
FHLMC	3.50	11-1-2030	24,843,947	26,728,239
FHLMC	3.50	2-1-2031	15,189,600	16,337,040
FHLMC	3.50	3-1-2031	1,369,544	1,487,005
FHLMC	4.50	11-1-2048	4,079,771	4,504,220
FHLMC Series 3632 Class PK	5.00	2-15-2040	2,371,676	2,666,712
FHLMC Series 4426 Class QC	1.75	7-15-2037	3,812,547	3,924,595
FHLMC Series 4891 Class PA	3.50	7-15-2048	997,166	1,039,769
FHLMC Series 4940 Class AG	3.00	5-15-2040	12,687,530	13,495,427
FHLMC Series 5102 Class MA	1.50	4-25-2051	8,225,825	8,293,430
FHLMC Series 5106 Class BA	1.50	6-25-2049	12,914,981	13,036,906
FNMA	2.00	12-1-2030	4,609,973	4,793,408
FNMA	2.00	12-1-2030	2,948,925	3,066,306
FNMA	2.00	5-1-2031	9,837,787	10,229,965
FNMA	2.00	10-1-2035	8,051,787	8,327,692
FNMA %%	2.00	6-17-2036	19,400,000	20,041,875
FNMA (12 Month LIBOR +1.69%) ±	2.42	11-1-2042	1,530,871	1,618,262
FNMA (12 Month LIBOR +1.56%) ±	2.49	9-1-2045	1,344,840	1,420,663
FNMA	2.50	2-1-2036	4,567,522	4,836,059
FNMA (12 Month LIBOR +1.59%) ±	2.70	1-1-2046	1,521,213	1,588,126
FNMA (12 Month LIBOR +1.58%) ±	2.72	2-1-2046	1,975,224	2,071,586
FNMA (12 Month LIBOR +1.58%) ±	2.77	6-1-2045	1,002,580	1,044,579
FNMA	3.00	4-1-2035	5,148,569	5,534,052
FNMA	3.00	12-1-2035	3,255,880	3,510,525
FNMA	3.50	6-1-2035	1,912,066	2,094,945
FNMA	3.50	7-1-2043	3,390,174	3,678,859
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	3.96	3-1-2049	2,785,474	2,925,516
FNMA	4.00	2-1-2034	3,370,446	3,677,507
FNMA	4.50	7-1-2048	2,997,796	3,289,715
FNMA	4.50	10-1-2048	8,374,907	9,220,173
FNMA	4.50	11-1-2049	2,003,027	2,235,183
FNMA	5.00	10-1-2040	857,721	983,563
FNMA ##	5.00	1-1-2049	3,234,421	3,629,370
FNMA	5.00	8-1-2049	4,309,238	4,800,930
FNMA	5.00	11-1-2049	3,914,674	4,373,694
FNMA	5.00	12-1-2049	1,860,058	2,108,443
FNMA	5.50	6-1-2049	4,691,646	5,382,738
FNMA Series 2015-57 Class AB	3.00	8-25-2045	2,137,872	2,291,772
FNMA Series 2019-33 Class MA	3.50	7-25-2055	12,490,379	13,215,906
FNMA Series 2019-78 Class DE	2.00	11-25-2049	9,368,509	9,537,373
FNMA Series 2020 48 Class AB	2.00	7-25-2050	13,019,136	13,373,285
FNMA Series 2020-48 Class DA	2.00	7-25-2050	8,075,494	8,243,134
GNMA	4.00	9-20-2044	1,292,335	1,419,618
GNMA	4.00	12-20-2044	1,574,419	1,728,974
GNMA	4.00	1-20-2045	1,049,898	1,152,923
GNMA	4.50	3-20-2048	875,765	950,567
GNMA	4.50	6-20-2048	3,618,649	3,905,689
GNMA	4.50	6-20-2048	1,002,797	1,084,826
See accompanying notes to portfolio of investments

Wells Fargo Short Duration Government Bond Fund  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA	4.50%	8-20-2048	$1,265,073	$ 1,364,758
GNMA	4.50	10-20-2048	304,591	329,355
GNMA	4.50	2-20-2049	1,609,027	1,746,948
GNMA	5.00	3-20-2048	1,032,844	1,136,557
GNMA	5.00	6-20-2048	145,860	162,976
GNMA	5.00	6-20-2048	184,126	203,949
GNMA	5.00	7-20-2048	112,578	122,532
GNMA	5.00	9-20-2048	956,123	1,042,534
GNMA	5.00	3-20-2049	230,837	257,626
GNMA	5.00	3-20-2049	1,097,044	1,217,869
GNMA	5.00	5-20-2049	1,675,513	1,867,785
GNMA	5.50	1-20-2049	134,922	149,133
GNMA	5.50	5-20-2049	9,130,641	10,063,415
GNMA Series 2011-137 Class WA ±±	5.58	7-20-2040	1,885,864	2,213,599
GNMA Series 2017-99 Class DE	2.50	7-20-2045	1,896,855	1,940,175
GNMA Series 2018-11 Class PC	2.75	12-20-2047	2,929,034	3,021,566
GNMA Series 2018-36 Class KC	3.00	2-20-2046	1,609,726	1,686,518
GNMA Series 2019-132 Class NA	3.50	9-20-2049	502,236	534,845
GNMA Series 2020-11 Class ME	2.50	2-20-2049	4,688,628	4,907,415
GNMA Series 2021-23 Class MG	1.50	2-20-2051	15,012,086	15,281,545
Total Agency securities (Cost $356,763,874)				360,389,887
Asset-backed securities: 9.84%
Avis Budget Rental Car Funding LLC Series 2019-1A Class A 144A	3.45	3-20-2023	6,189,000	6,306,837
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	4,060,000	4,328,353
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	3,506,090	3,604,483
Navient Student Loan Trust Series 2020-DA Class A 144A	1.69	5-15-2069	7,099,062	7,182,019
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	2,536,801	2,551,792
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31	1-15-2069	6,142,764	6,195,754
Navient Student Loan Trust Series 2020-IA Class A1A 144A	1.33	4-15-2069	6,807,283	6,815,280
Navient Student Loan Trust Series 2021-A Class A 144A	0.84	5-15-2069	1,805,303	1,806,806
Navient Student Loan Trust Series 2021-BA Class A 144A	0.94	7-15-2069	4,563,909	4,575,241
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR+0.16%) ±	0.34	1-25-2037	2,940,098	2,905,759
Nelnet Student Loan Trust Series 2012-1A Class A (1 Month LIBOR+0.80%) 144A±	0.89	12-27-2039	1,887,228	1,887,553
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR+0.80%) 144A±	0.89	9-25-2065	4,412,688	4,406,557
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR+0.88%) ±	1.02	11-25-2042	862,738	867,570
SLM Student Loan Trust Series 2005-6 Class A6 (3 Month LIBOR+0.14%) ±	0.32	10-27-2031	1,824,762	1,817,302
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR+0.65%) ±	0.76	12-27-2038	4,669,691	4,688,020
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	710,122	716,419
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	861,410	871,450
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR+1.45%) 144A±	1.56	2-17-2032	1,270,936	1,289,118
SMB Private Education Loan Trust Series 2020-BA Class A1A 144A	1.29	7-15-2053	6,068,171	6,106,063
See accompanying notes to portfolio of investments

2  |  Wells Fargo Short Duration Government Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
SMB Private Education Loan Trust Series 2021-A Class APT1 144A	1.07%	1-15-2053	$6,208,599	$ 6,145,593
SoFi Professional Loan Program LLC Series 2016-C Class A1 (1 Month LIBOR+1.10%) 144A±	1.19	10-27-2036	462,114	464,092
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR+0.95%) 144A±	1.04	1-25-2039	944,907	948,677
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR+0.85%) 144A±	0.94	7-25-2039	254,427	254,897
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR+0.70%) 144A±	0.81	3-26-2040	492,299	492,601
SoFi Professional Loan Program LLC Series 2017-C Class A1 (1 Month LIBOR+0.60%) 144A±	0.69	7-25-2040	459,444	458,848
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	602,202	613,422
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	1,270,172	1,293,422
Total Asset-backed securities (Cost $79,239,425)				79,593,928
Non-agency mortgage-backed securities: 7.09%
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	649,085	657,678
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A±±	1.37	5-25-2065	2,007,591	2,017,763
Angel Oak Mortgage Trust Series 2021-1 Class A1 144A±±	0.91	1-25-2066	8,089,355	8,071,731
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	1,168,747	1,193,109
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AAB	3.37	10-10-2047	381,356	397,979
Deephaven Residential Mortgage Trust Series 2019-3A Class A1 144A±±	2.96	7-25-2059	3,309,415	3,321,419
Deephaven Residential Mortgage Trust Series 2020-2 Class A1 144A	1.69	5-25-2065	1,469,217	1,472,956
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	970,656	975,393
Mello Warehouse Securitization Trust Series 2020-1 Class A (1 Month LIBOR+0.90%)144A±	0.99	10-25-2053	4,875,000	4,888,822
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR+0.80%)144A±	0.91	11-25-2053	4,753,000	4,768,152
Mello Warehouse Securitization Trust Series 2021-1 Class A (1 Month LIBOR+0.70%)144A±	0.81	2-25-2055	4,092,000	4,096,874
MFRA Trust Series 2021-NQM1 Class A1 144A±±	1.15	4-25-2065	7,135,249	7,136,173
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR+0.75%)144A±	0.86	5-25-2055	5,533,000	5,539,627
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	1,631,746	1,660,110
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	1,328,247	1,352,088
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	915,572	930,246
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	1,817,000	1,834,344
Verus Securitization Trust Series 2020-5 Class A1 144A	1.22	5-25-2065	2,862,787	2,874,164
Verus Securitization Trust Series 2021-R1 Class A1 144A±±	0.82	10-25-2063	4,144,343	4,127,912
Total Non-agency mortgage-backed securities (Cost $57,168,147)				57,316,540
U.S. Treasury securities: 37.77%
U.S. Treasury Note	0.13	5-31-2022	17,270,000	17,278,095
U.S. Treasury Note	0.13	9-30-2022	27,740,000	27,747,585
U.S. Treasury Note	0.13	10-31-2022	83,653,000	83,675,874
U.S. Treasury Note	0.13	12-31-2022	32,181,000	32,186,028
See accompanying notes to portfolio of investments

Wells Fargo Short Duration Government Bond Fund  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.13%	1-31-2023	$11,914,000	$ 11,914,000
U.S. Treasury Note	0.13	2-28-2023	37,428,000	37,426,538
U.S. Treasury Note	0.13	3-31-2023	6,622,000	6,620,965
U.S. Treasury Note	0.13	4-30-2023	8,242,000	8,239,424
U.S. Treasury Note %%	0.13	5-31-2023	22,983,000	22,973,124
U.S. Treasury Note	0.13	1-15-2024	1,859,000	1,853,554
U.S. Treasury Note	0.25	5-15-2024	16,014,000	15,988,978
U.S. Treasury Note	0.38	4-15-2024	12,204,000	12,234,510
U.S. Treasury Note	2.13	5-15-2022	26,776,000	27,298,969
Total U.S. Treasury securities (Cost $305,528,600)				305,437,644
Yankee corporate bonds and notes: 0.62%
Financials: 0.62%
Banks: 0.62%
SwedBank AB 144A	0.85	3-18-2024	4,978,000	5,019,576
Total Yankee corporate bonds and notes (Cost $4,975,260)				5,019,576

		Yield	Shares
Short-term investments: 4.98%
Investment companies: 4.98%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	40,290,573	40,290,573
Total Short-term investments (Cost $40,290,573)				40,290,573
Total investments in securities (Cost $843,965,879)	104.86%			848,048,148
Other assets and liabilities, net	(4.86)			(39,311,932)
Total net assets	100.00%			$808,736,216

±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
See accompanying notes to portfolio of investments

4  |  Wells Fargo Short Duration Government Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$51,203,298	$977,666,309	$(988,579,034)	$0	$0	$40,290,573	4.98%	40,290,573	$9,142
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Ultra Futures	0	9-21-2021	$0	$0	$00	$00
2-Year U.S. Treasury Note	1,083	9-30-2021	239,061,435	239,055,329	0	(6,106)
2-Year U.S. Treasury Notes	0	9-30-2021	0	0	00	00
5-Year U.S. Treasury Notes	0	9-30-2021	0	0	00	00
Short
10-Year Ultra Futures	(187)	9-21-2021	(27,171,659)	(27,106,234)	65,425	0
5-Year U.S. Treasury Note	(393)	9-30-2021	(48,692,767)	(48,673,664)	19,103	0
					$84,528	$(6,106)
See accompanying notes to portfolio of investments

Wells Fargo Short Duration Government Bond Fund  |  5

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

6  |  Wells Fargo Short Duration Government Bond Fund

Notes to portfolio of investments—May 31, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$360,389,887	$0	$360,389,887
Asset-backed securities	0	79,593,928	0	79,593,928
Non-agency mortgage-backed securities	0	57,316,540	0	57,316,540
U.S. Treasury securities	305,437,644	0	0	305,437,644
Yankee corporate bonds and notes	0	5,019,576	0	5,019,576
Short-term investments
Investment companies	40,290,573	0	0	40,290,573
	345,728,217	502,319,931	0	848,048,148
Futures contracts	84,528	0	0	84,528
Total assets	$345,812,745	$502,319,931	$0	$848,132,676
Liabilities
Futures contracts	$6,106	$0	$0	$6,106
Total liabilities	$6,106	$0	$0	$6,106
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2021, $580,843 was segregated as cash collateral for open futures contracts.
For the nine months ended May 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short Duration Government Bond Fund  |  7